LONG-TERM DEBT (Details 2)	Dec. 31, 2011
Fixed Rate Notes Nbg Funding Ltd [Member]
Outstanding Subordinated Debt [Line Items]
Issuance date	November 8, 2006
Debt instrument, maturity date	November 2037
Interest rate	6.2889% fixed per annum until November 8, 2016 and thereafter floating of three month Libor plus 2.08%
Interest payment period	Quarterly
Nominal amount (in million)	375.0
Own held by group	-
Currency	GBP
Subordinated Fixed Rate Notes Nbg Finance Plc I [Member]
Outstanding Subordinated Debt [Line Items]
Issuance date	August 3, 2010 June 28, 2005
Debt instrument, maturity date	August 2020 (Early redemption 2015)
Interest rate	7.0% for the first five years and 9.5% thereafter.
Interest payment period	Annually
Repurchased Date	June 20, 2011
Nominal amount (in million)	450.0 30.0
Own held by group	20.0
Currency	EUR
Carrying amount	JPY
Variable Rate Notes Nbg Funding Ltd I [Member]
Outstanding Subordinated Debt [Line Items]
Issuance date	July 11, 2003
Debt instrument, maturity date	July 2034
Interest rate	Three-month Euribor plus 175 bps until July 11, 2013 and three-month Euribor plus 275 bps thereafter
Interest payment period	Quarterly
Nominal amount (in million)	350.0
Own held by group	-
Currency	EUR
Variable Rate Notes Nbg Funding Ltd Ii [Member]
Outstanding Subordinated Debt [Line Items]
Issuance date	November 3, 2004
Debt instrument, maturity date	November 2035
Interest rate	The difference of the 10-year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%
Interest payment period	Semi annually
Nominal amount (in million)	350.0
Own held by group	-
Currency	EUR
Variable Rate Notes Nbg Funding Ltd Iii [Member]
Outstanding Subordinated Debt [Line Items]
Issuance date	November 3, 2004
Debt instrument, maturity date	November 2035
Interest rate	The 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%
Interest payment period	Semi annually
Nominal amount (in million)	180.0
Own held by group	-
Currency	USD
Variable Rate Notes Nbg Funding Ltd Iv [Member]
Outstanding Subordinated Debt [Line Items]
Issuance date	February 16, 2005
Debt instrument, maturity date	February 2036
Interest rate	The difference of the 10-year EUR CMS mid swap rate minus the two-year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10%
Interest payment period	Annually
Nominal amount (in million)	230.0
Own held by group	-
Currency	EUR
Fixed Corporate Bonds Finansbank I [Member]
Outstanding Senior Debt [Line Items]
Issuance date	March 24, 2006 March 24, 2006 March 15, 2005
Maturity date	March 2013 March 2012
Interest rate	Fixed interest rate of 6.5% Three-month Libor plus 180 bps
Interest payment period	Semi-annually Quarterly
Redemption date	March 24, 2011
Nomimal amount (in million)	110.0 110.0 500.0
Own held by the group	39.0 (December 31, 2010: 50.0) 55.5
Currency	USD USD USD
Fixed Covered Bonds Nbg [Member]
Outstanding Senior Debt [Line Items]
Issuance date	October 7, 2009
Maturity date	October 2016
Interest rate	Fixed coupon rate of 3.875%
Interest payment period	Annually
Nomimal amount (in million)	1,500.0
Own held by the group	6.1
Currency	EUR
Fixed Rate Notes Nbg Finance Plc [Member]
Outstanding Senior Debt [Line Items]
Issuance date	September 21, 2010
Maturity date	February 22, 2012
Interest rate	Fixed interest rate of 2.07%
Interest payment period	Semi-annually
Nomimal amount (in million)	80.0
Currency	EUR
Fixed Rate Notes Finansbank [Member]
Outstanding Senior Debt [Line Items]
Issuance date	May 11, 2011
Maturity date	May 2016
Interest rate	Fixed interest rate of 5.5%
Interest payment period	Semi-annually
Nomimal amount (in million)	500.0
Own held by the group	- 3.0
Currency	USD
Fixed Rate Loans Finansbank [Member]
Outstanding Senior Debt [Line Items]
Issuance date	March 31, 2006
Redemption date	April 13, 2011
Nomimal amount (in million)	300.0
Own held by the group	0
Currency	TL
Variable Rate Notes European Investment Bank [Member]
Outstanding Senior Debt [Line Items]
Issuance date	September 1, 2009
Maturity date	September, 2016
Interest rate	Three-month Euribor plus 0.576 bps
Interest payment period	Quarterly
Nomimal amount (in million)	250.0
Own held by the group	0
Currency	EUR
Variable Covered Bonds Nbg I [Member]
Outstanding Senior Debt [Line Items]
Issuance date	November 28, 2008
Nomimal amount (in million)	50.0
Repurchased Date	August 3, 2011
Currency	EUR
Variable Covered Bonds Nbg Ii [Member]
Outstanding Senior Debt [Line Items]
Issuance date	November 28, 2008
Nomimal amount (in million)	50.0
Repurchased Date	August 3, 2011
Currency	EUR
Variable Financing Nbg I [Member]
Outstanding Senior Debt [Line Items]
Issuance date	May 4, 2010
Nomimal amount (in million)	700.0
Repurchased Date	December 20, 2011
Currency	EUR
Variable Financing Nbg Ii [Member]
Outstanding Senior Debt [Line Items]
Issuance date	May 4, 2010
Nomimal amount (in million)	207.0
Repurchased Date	December 20, 2011
Currency	EUR